UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.4%

	MUNICIPAL BONDS – 99.4%

	Alabama – 1.6%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 1,011,450
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/14 at 100.00	AA	500,360
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,500	Total Alabama			1,511,810
	Arizona – 1.7%
1,000	Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue	No Opt. Call	Aaa	999,480
	Bonds, Series 1983A, 0.000%, 12/31/14 (ETM)
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	577,730
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
1,500	Total Arizona			1,577,210
	California – 16.1%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AA–	4,285,695
	1997A, 0.000%, 9/01/22 – NPFG Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,666,300
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	AA–	1,640,806
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,597,611
345	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	342,709
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	A–	250,058
	4.800%, 8/01/37 (Alternative Minimum Tax)
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	405,311
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	918,990
	Health System, Series 2005A, 5.000%, 7/01/39
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
550	4.500%, 6/01/27	6/17 at 100.00	B	489,770
1,000	5.750%, 6/01/47	6/17 at 100.00	B	804,610
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	265,720
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	407,760
	2009A, 7.000%, 11/01/34
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	276,003
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	450,785
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,226,680
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
17,425	Total California			15,028,808
	Colorado – 7.6%
	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding
	Series 2013A:
150	5.125%, 12/01/29	12/23 at 100.00	BBB	165,674
250	5.375%, 12/01/33	12/23 at 100.00	BBB	278,810
105	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	10/14 at 100.00	A	105,131
	University of Northern Colorado Lab School, Series 2004, 5.000%, 6/01/33 – SYNCORA GTY Insured
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,069,580
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,015,150
	Society, Series 2005, 5.000%, 6/01/35
750	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Series 2013B-1,	11/23 at 100.00	AA	839,468
	5.000%, 11/15/38
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	1,097,630
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	1,119,870
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	693,289
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	252,278
	2007, 5.250%, 12/01/34 – RAAI Insured
500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and	12/23 at 100.00	N/R	503,380
	Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.000%, 12/01/33
6,570	Total Colorado			7,140,260
	Connecticut – 0.6%
550	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/14 at 100.00	BBB	552,651
	Florida – 5.7%
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB–	753,233
	Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
100	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/14 at 100.00	N/R	99,989
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	585,270
	University, Refunding Series 2011, 6.375%, 4/01/31
1,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA	1,106,324
	5.000%, 10/01/35 – AGM Insured
595	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	646,581
	5.000%, 7/01/42
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	1,063,660
	5.000%, 10/01/42
515	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	549,129
	5.375%, 10/01/40
565	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/15 at 100.00	BB	567,910
	5.400%, 5/01/37
5,050	Total Florida			5,372,096
	Georgia – 1.9%
830	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	A–	845,936
	Trestletree Village Apartments, Series 2013A, 4.000%, 11/01/25
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA	545,485
	AGM Insured
325	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	366,857
1,655	Total Georgia			1,758,278
	Hawaii – 0.3%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	265,303
	University, Series 2013A, 6.625%, 7/01/33
	Illinois – 9.5%
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA	1,166,520
	Trust 1098, 18.432%, 8/15/15 – AGC Insured (IF) (4)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	269,140
	5.125%, 5/15/35
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	88,291
	5.500%, 7/01/28
450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A+	513,963
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	572,985
	2009, 7.000%, 8/15/44
250	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	270,820
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
990	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	A–	1,041,401
220	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	D	77,000
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	1,558,680
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	AA–	1,371,594
	FGIC Insured
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana	10/22 at 100.00	Baa1	483,012
	College, Series 2012, 5.000%, 10/01/27
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	932,464
	2010, 6.000%, 6/01/28
490	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	552,328
	6.000%, 10/01/32
8,285	Total Illinois			8,898,198
	Indiana – 2.0%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	538,251
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
605	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	627,446
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
100	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	105,897
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	568,090
	2011, 8.000%, 9/01/41
1,730	Total Indiana			1,839,684
	Iowa – 0.9%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	879,397
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.5%
450	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	454,608
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.5%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	563,320
	Medical Health System, Series 2010A, 6.500%, 3/01/45
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	Aaa	1,777,110
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
	(Pre-refunded 2/01/18)
2,000	Total Kentucky			2,340,430
	Louisiana – 0.6%
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	1/19 at 100.00	AA	541,290
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Maryland – 1.4%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,065,280
	Facilities Project, Series 2010A, 5.750%, 6/01/35
210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	217,012
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,210	Total Maryland			1,282,292
	Michigan – 1.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	348,930
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,025	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	1,136,428
	2011-II-A, 5.375%, 10/15/36
1,380	Total Michigan			1,485,358
	Minnesota – 0.5%
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of	12/15 at 100.00	BBB–	502,785
	Peace Academy Project, Series 2006A, 5.000%, 12/01/36
	Mississippi – 0.5%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/14 at 100.00	BBB	500,305
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 8.9%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	286,174
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,557,067
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (4)
135	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	145,230
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	1,033,450
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
125	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	136,868
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
965	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/22 at 100.00	BBB+	1,056,414
	System, Series 2012, Reg S, 5.000%, 2/15/26
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	561,860
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	565,025
	Series 2011A, 5.250%, 10/01/20
7,940	Total Missouri			8,342,088
	Nebraska – 0.5%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	435,052
	Series 2011, 5.050%, 9/01/30
	New Jersey – 0.6%
100	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	109,803
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
135	4.625%, 6/01/26	6/17 at 100.00	B+	117,141
500	4.750%, 6/01/34	6/17 at 100.00	B2	374,645
735	Total New Jersey			601,589
	New York – 3.5%
630	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	702,078
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	455,680
	2011A, 5.750%, 2/15/47
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	304,843
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
1,785	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/14 at 100.00	N/R	1,846,333
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
3,080	Total New York			3,308,934
	North Dakota – 0.6%
200	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	BBB+	210,370
	Project, Series 2014A, 5.000%, 7/01/35
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	353,457
	6.250%, 11/01/31
500	Total North Dakota			563,827
	Ohio – 4.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
135	5.375%, 6/01/24	6/17 at 100.00	B–	114,610
520	5.875%, 6/01/47	6/17 at 100.00	B	406,801
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	1,017,330
	Project, Series 2006, 5.250%, 8/15/46
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,861,545
	Project, Refunding Series 2011, 5.250%, 8/01/36
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	539,395
	Refunding & improvement Series 2010, 6.375%, 4/01/30
3,905	Total Ohio			3,939,681
	Oregon – 1.3%
300	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	322,392
	Series 2014A, 5.000%, 5/01/40
850	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	934,278
	5.000%, 6/15/29
1,150	Total Oregon			1,256,670
	Pennsylvania – 3.4%
590	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	No Opt. Call	AA–	595,369
	Medical Center, Series 1993, 5.700%, 10/01/14 – NPFG Insured
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	1,072,560
	Center Project, Series 2012A, 5.000%, 11/01/40
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	500,167
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	1,041,400
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41
3,050	Total Pennsylvania			3,209,496
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	10/14 at 100.00	BBB–	999,950
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 0.6%
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3 (5)	587,257
	1/01/19 – FGIC Insured (ETM)
	Tennessee – 2.6%
1,230	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	1,338,917
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,042,920
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
2,230	Total Tennessee			2,381,837
	Texas – 9.5%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,512,495
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	355,606
	2013A, 5.125%, 10/01/43
350	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos	5/21 at 100.00	BBB	410,620
	Foundation, Inc., Series 2011A, 6.500%, 5/15/31
480	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/24 at 100.00	A2	531,893
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/32 (WI/DD, Settling 8/20/14)
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 1015:
850	20.388%, 1/01/38 (IF) (4)	1/18 at 100.00	A3	1,337,696
150	20.496%, 1/01/38 (IF) (4)	1/18 at 100.00	A3	240,110
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	164,258
	0.000%, 9/01/43
240	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	244,178
	5.000%, 2/01/34 (WI/DD, Settling 8/05/14)
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	313,427
	2007, 5.500%, 8/01/27
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,150	5.000%, 12/15/27	No Opt. Call	A3	1,252,419
500	5.000%, 12/15/28	No Opt. Call	A3	540,800
405	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	476,527
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	916,724
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	512,320
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/14 at 54.76	AAA	24,681
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
7,745	Total Texas			8,833,754
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	462,815
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.3%
250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	279,675
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
	Washington – 0.6%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	514,990
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 5.7%
1,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A–	1,120,760
	Inc., Series 2013B, 5.000%, 7/01/36
290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	305,309
	Inc., Series 2010B, 5.000%, 4/01/30
755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	813,037
	Series 2011A, 5.250%, 10/15/39
1,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette University,	10/22 at 100.00	A2	1,316,007
	Series 2012, 4.000%, 10/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A2 (5)	1,240,300
	Series 2011A, 5.500%, 5/01/31 (Pre-refunded 5/01/21)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	532,570
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44 (WI/DD, Settling 8/15/14)
4,880	Total Wisconsin			5,327,983
$ 90,150	Total Long-Term Investments (cost $84,484,055)			92,976,361

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.5%

	MUNICIPAL BONDS – 2.5%

	California – 1.5%
$ 500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–2	$ 500,000
	Republic Services Inc., Variable Rate Demand Obligations, Series 2010A, 1.000%, 8/01/23
	(Mandatory put 11/03/14) (Alternative Minimum Tax) (6)
800	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	800,000
	Health System, Variable Rate Demand Obligations, Series 2014A, 1.000%, 7/10/15
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	100,000
	Health System, Variable Rate Demand Obligations, Series 2014B, 1.000%, 7/10/15
1,400	Total California			1,400,000
	Indiana – 0.5%
500	Indiana Finance Authority, Economic Development Revenue Bonds, Republic Service, Inc.	No Opt. Call	A–2	500,000
	Project, Variable Rate Demand Obligations, Refunding Series 2010A, 0.400%, 5/01/34
	(Mandatory put 12/01/14) (Alternative Minimum Tax) (6)
	Ohio – 0.5%
500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	418,990
	Revenue Bonds, Senior Lien, Variable Rate Demand Obligations, Series 2007A-2,
	5.125%, 6/01/24 (6)
$ 2,400	Total Short-Term Investments (cost $2,318,990)			2,318,990
	Total Investments (cost $86,803,045) – 101.9%			95,295,351
	Floating Rate Obligations – (3.6)%			(3,335,000)
	Other Assets Less Liabilities – 1.7%			1,543,704
	Net Assets – 100%		$ 93,504,055

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$92,976,361	$ —	$92,976,361
Short-Term Investments:
Municipal Bonds	—	2,318,990	—	2,318,990
Total	$ —	$95,295,351	$ —	$95,295,351

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $83,245,622.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$9,169,690
Depreciation	(454,754)
Net unrealized appreciation (depreciation) of investments	$8,714,936

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014